OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 11:	OTHER LONG-TERM LIABILITIES

	December 31,
	2024	2023
Deferred revenues	$444	$305
Deferred tax liability	170	170
Long- term operating lease liabilities	118	108

	$732	$583